                         VAN KAMPEN CORPORATE BOND FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   CORP SPT 3/02
                                                                      17 117 217
                                                                        65081SPT